Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

        The Company measures certain financial assets and liabilities at fair value on a recurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

        Level 1—Quoted prices in active markets for identical assets or liabilities.

        Level 2—Inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

        Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

        As of September 30, 2017 and December 31, 2016, cash equivalents were all categorized as Level 1 and consisted of money market funds. As of September 30, 2017 and December 31, 2016, there were no financial assets and liabilities categorized as Level 2 or 3. There were no transfers between fair value hierarchy levels during the three and nine months ended September 30, 2017 and 2016.

3. Fair Value Measurements

        The Company measures certain financial assets and liabilities at fair value on a recurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

        Level 1—Quoted prices in active markets for identical assets or liabilities.

        Level 2—Inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

        Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

        As of December 31, 2016 and 2015, cash equivalents were all categorized as Level 1 and consisted of money market funds. In connection with the convertible notes issuances in 2013 and 2014 (Note 8), the Company issued warrants to purchase shares of its common stock. As the price per share of the common stock warrants was not fixed until the issuance of the Series E Convertible Preferred Stock in September 2014, they were classified as a derivative liability and were subject to remeasurement at each balance sheet date until September 2014. The convertible notes also contained redemption features which were determined to be a compound embedded derivative which, prior to their extinguishment in September 2015, required fair value accounting. The common stock warrant liability and embedded derivatives in the convertible notes were categorized as Level 3. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable inputs, observable inputs (that is, components that are actively quoted and can be validated to external sources). Any change in fair value is recognized as a component of other income (expense), net, on the statements of operations and comprehensive loss.

        There were no transfers between fair value hierarchy levels during the years ended December 31, 2016, 2015 and 2014.

Common Stock Warrant Liability

        As the price per share of the common stock warrants was not fixed until the issuance of the Series E Convertible Preferred Stock in September 2014, they were classified as a derivative liability and were subject to remeasurement at each balance sheet date. Contemporaneous with the Series E Convertible Preferred Stock issuance, the Company determined that these common stock warrants met the requirements for equity classification and the current fair value of the common stock warrant liability was reclassified to additional paid-in capital. Subsequent to September 2014, there were no changes in fair value. The following table sets forth a summary of the changes in the estimated fair value of the Company's common stock warrant liability, which represents a financial instrument classified as Level 3. Accordingly, the expense in the table below includes changes in fair value due in part to observable factors that are part of the Level 3 methodology (in thousands):

	Year Ended December 31,
	2016	2015	2014
Fair value—beginning of year	$—	$—	$(6)
Issuance of warrants	—	—	—
Change in fair value recorded in other income (expense), net	—	—	(28)
Reclass of warrant liability to additional paid-in capital	—	—	34

Fair value—end of year	$—	$—	$—

        The fair value of the common stock warrants liability was determined by using an option pricing model to allocate the total enterprise value to the various securities within the Company's capital structure. The model's inputs reflect assumptions that market participants would use in pricing the instrument in a current period transaction. The following table summarizes these various assumptions as of September 2, 2014, the date the price per share of the common stock warrants was fixed:

September 2, 2014
Time to liquidity (years)	0.7
Expected volatility	45%
Discounted cash flow rate	23%
Risk-free interest rate	0.07%
Marketability discount rate	17%

        The time to liquidity input was based on the Company's estimate of when potential liquidity could be provided to stockholders. The volatility factor was based on the average historic price volatility for publicly-traded industry peers. The discounted cash flow rate takes into consideration a company specific risk premium, market risk premium and an assumed risk free rate of return. The risk-free interest rate was based on the yields of U.S. Treasury securities with maturities similar to the time to liquidity. The marketability discount is used to reflect that private company securities are generally less liquid than the securities of a public company. These assumptions are inherently subjective and involve significant management judgment. Generally, increases (decreases) in the fair value of the underlying common stock would result in a directionally similar impact to the fair value measurement. Subsequent to September 2014, there were no changes in fair value.

Embedded Derivatives in Convertible Notes

        The following table sets forth a summary of the changes in the estimated fair value of the Company's compound embedded derivative associated with its convertible notes, which represent a financial instrument classified as Level 3. Upon the extinguishment of the convertible notes in September 2015, the fair value of the compound embedded derivatives at the date of extinguishment was expensed to other income (expense), net. The income (expense) in the table below includes changes in fair value due in part to observable factors that are part of the Level 3 methodology (in thousands):

	Year Ended December 31,
	2016	2015	2014
Fair value of asset (liability)—beginning of year	$—	$231	$(175)
Issuance of convertible notes	—	—	—
Change in fair value recorded in other income (expense), net	—	835	406
Reversal of fair value recorded in other income (expense), net	—	(1,066)	—

Fair value of asset (liability)—end of year	$—	$—	$231

        Through December 31, 2014, the Company determined the value of the compound derivative utilizing a Monte Carlo Simulation model. The inputs used to determine the estimated fair value of the derivative instrument include the probability of an underlying event triggering the embedded derivative occurring and its timing. The fair value measurement is based upon significant inputs not observable in the market. The inputs included the probability that the Company would need to raise additional equity in 2014, as well as various financing and exit events in 2015. These assumptions are inherently subjective and involve significant management judgment. The following table summarizes these various assumptions as of December 31, 2014:

Year Ended December 31, 2014
Equity financing in 2014	100.0%
Equity financing in 2015	14.3%
Liquidation	0.1%
Initial public offering	79.5%
Change of control	6.2%

        Subsequent to the Company's IPO and through the extinguishment of the convertible notes on September 22, 2015, the value of the compound derivative was determined utilizing a Black-Derman-Toy model. The inputs used to determine the estimated fair value of the derivative instrument include the term structure of yields which are observed in the market, the credit spread, which was estimated by the Company, and the volatility, which was estimated using an analysis of comparable bonds in the market. The fair value measurement is based upon significant inputs not observable in the market. These assumptions are inherently subjective and involve significant management judgment. The following table summarizes these various assumptions as of September 22, 2015, the date of extinguishment:

September 22, 2015
Time to first call option (years)	—
Credit spread	17.6%
Expected volatility	40.0%

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

        The Company measures certain non-financial assets (including property, plant and equipment) at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such asset is impaired below its recorded cost.